Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	$ 2,856,717
– financial investments: fair value gains/(losses)	2,381	$ (9,618)	[1]	$ (2,270)	[1]
Financial assets, ending balance	2,948,360	2,856,717
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,642,569
– fair value gains/(losses)	2,381	(9,618)	[1]	(2,270)	[1]
Financial liabilities, ending balance	2,711,852	2,642,569
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	27,149
Financial assets, ending balance	28,781	27,149
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	13,826
Financial liabilities, ending balance	13,975	13,826
Trading liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	72,353
Financial liabilities, ending balance	73,150	72,353
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	72,353
Financial liabilities, ending balance	73,150	72,353
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0
– exchange differences	24	(11)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	474	785
Total gains/(losses) recognised in profit or loss	75	(52)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	24	(11)
– fair value gains/(losses)	0	0
– exchange differences	24	(11)
Purchases	291	178
New issuances	2	8
Sales	(320)	(152)
Settlements	(74)
Settlements		(644)
Transfers out	(45)	(18)
Transfers in	51	380
Financial liabilities, ending balance	478	474		785
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	0	2
Trading liabilities | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		785
Financial liabilities, ending balance				785
Trading liabilities | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		0
Financial liabilities, ending balance				0
Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	127,321
Financial liabilities, ending balance	141,426	127,321
Financial liabilities designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	127,321
Financial liabilities, ending balance	141,426	127,321
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	335	82
– exchange differences	188	(427)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	10,432	7,880
Total gains/(losses) recognised in profit or loss	97	(1,334)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	523	(345)
– fair value gains/(losses)	335	82
– exchange differences	188	(427)
Purchases	0	0
New issuances	5,389	4,183
Sales	(2)	(94)
Settlements		182
Settlements	(3,258)
Transfers out	(2,881)	(1,296)
Transfers in	628	1,256
Financial liabilities, ending balance	10,928	10,432		7,880
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	(433)	100
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		7,880
Financial liabilities, ending balance				7,880
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		0
Financial liabilities, ending balance				0
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	285,762
Financial liabilities, ending balance	234,772	285,762
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0
– exchange differences	111	(226)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,920	3,088
Total gains/(losses) recognised in profit or loss	910	1,014
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	111	(226)
– fair value gains/(losses)	0	0
– exchange differences	111	(226)
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(1,565)
Settlements		(993)
Transfers out	(358)	(632)
Transfers in	551	669
Financial liabilities, ending balance	2,569	2,920		3,088
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	(903)	2,779
Derivatives | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		3,088
Financial liabilities, ending balance				3,088
Derivatives | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance		0
Financial liabilities, ending balance				0
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	255,660
Financial assets, ending balance	294,437	255,660
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	255,660
Financial assets, ending balance	294,437	255,660
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,961	3,377
Total gains/(losses) recognised in profit or loss	(44)	(4)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	28	(325)
– financial investments: fair value gains/(losses)	(44)	(202)
– exchange differences	72	(123)
Purchases	353	1,048
New issuances	0	1
Sales	(290)	(240)
Settlements	(352)	(464)
Transfers out	(662)	(489)
Transfers in	624	57
Financial assets, ending balance	2,618	2,961		3,377
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	(44)	(202)
– exchange differences	72	(123)
Financial investments | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		3,389
Financial assets, ending balance				3,389
Financial investments | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		(12)
Financial assets, ending balance				(12)
Trading assets
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	218,093
Financial assets, ending balance	289,159	218,093
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	218,093
Financial assets, ending balance	289,159	218,093
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	4,817	2,662
Total gains/(losses) recognised in profit or loss	266	(245)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	108	(137)
– financial investments: fair value gains/(losses)	0	0
– exchange differences	108	(137)
Purchases	2,276	3,436
New issuances	2	0
Sales	(2,478)	(1,102)
Settlements	(872)	(1,273)
Transfers out	(922)	(442)
Transfers in	1,109	1,918
Financial assets, ending balance	4,306	4,817		2,662
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(152)	(100)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	108	(137)
Trading assets | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		2,662
Financial assets, ending balance				2,662
Trading assets | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		0
Financial assets, ending balance				0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	3,096
Financial assets, ending balance	2,724	3,096
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	100,101
Financial assets, ending balance	110,643	100,101
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	17,407	15,706
Total gains/(losses) recognised in profit or loss	921	132
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	87	(217)
– financial investments: fair value gains/(losses)	0	0
– exchange differences	87	(217)
Purchases	3,555	4,410
New issuances	0	0
Sales	(658)	(801)
Settlements	(1,886)	(1,883)
Transfers out	(156)	(76)
Transfers in	518	136
Financial assets, ending balance	19,788	17,407		15,706
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	82	(158)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	87	(217)
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		14,238
Financial assets, ending balance				14,238
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		1,468
Financial assets, ending balance				1,468
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	284,159
Financial assets, ending balance	229,714	284,159
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	1,964	2,478
Total gains/(losses) recognised in profit or loss	692	390
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	81	(219)
– financial investments: fair value gains/(losses)	0	0
– exchange differences	81	(219)
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(1,018)	(918)
Transfers out	(240)	(409)
Transfers in	590	642
Financial assets, ending balance	2,069	1,964		2,478
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	737	707
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	81	(219)
Derivatives | Level 3 | Recurring fair value measurement | Previously stated
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		2,478
Financial assets, ending balance				2,478
Derivatives | Level 3 | Recurring fair value measurement | IFRS 17 impacts
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance		0
Financial assets, ending balance				$ 0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	75	(52)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	0	2
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	97	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	910	1,014
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	(903)	2,779
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	266	(245)
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(152)	(100)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	692	390
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	737	707
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	(1,334)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	(433)	100
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	921	132
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	82	(158)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(44)	(4)
– gains less losses from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	$ 0	$ 0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.